Cover	Feb. 01, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 01, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-34096
Entity Registrant Name	DIME COMMUNITY BANCSHARES, INC.
Entity Central Index Key	0000846617
Entity Tax Identification Number	11-2934195
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	2200 Montauk Highway
Entity Address, City or Town	Bridgehampton
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11932
City Area Code	631
Local Phone Number	537-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Bridge Bancorp, Inc.
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	DCOM
Security Exchange Name	NASDAQ
Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock, Series A, $0.01 Par Value
Trading Symbol	DCOMP
Security Exchange Name	NASDAQ